U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 3, 2007

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Underlying Funds Trust
File No.: 811-21895

Dear Sir or Madam:

In response to a request from the Staff of the Securities and Exchange Commission and on behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 7 to the Trust’s Registration Statement on Form N-1A.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk
For US Bancorp Fund Services, LLC